Note 15 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Cash at bank and in hand	$ 2,824	$ 7,129	$ 4,522	$ 1,900	$ 1,939	$ 10,970